10% Series B Redeemable Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Temporary Equity Disclosure [Abstract]
10% Series B Redeemable Preferred Stock
10% Series B Redeemable Preferred Stock

On December 8, 2017, in connection with the acquisition of mineral rights, royalty interest and other associated assets in the Southern Delaware Basin (the “White Wolf Acquisition”), the Company entered into a Series B Redeemable Preferred Stock Purchase Agreement (the “Series B Preferred Stock Agreement”) to issue 150,000 shares of the Company’s 10.00% Series B Redeemable Preferred Stock (the “Series B Preferred Stock”), par value of $0.0001 per share, for an aggregate purchase price of $150.0 million, less transaction costs, advisory and up-front fees of approximately $10.0 million to certain private funds and accounts managed by EIG Global Energy Partners, LLC (collectively, the “Series B Preferred Stock Purchasers”). The Company has the option, subject to certain conditions, to sell from time to time up to an additional 50,000 shares of Series B Preferred Stock, in aggregate, to the Series B Preferred Stock Purchasers and their transferees for a purchase price of $1,000 per share of Series B Preferred Stock. Such option terminates on December 8, 2018.

Holders of the Series B Preferred Stock are entitled to receive, when, as and if declared by the Board of Directors of the Company (the “Board”), cumulative dividends in cash, at a rate of 10.00% per annum on the $1,000 liquidation preference per share of Series B Preferred Stock, payable quarterly in arrears on January 15, April 15, July 15 and October 15 of each year, commencing on January 15, 2018. With respect to dividends declared for any quarter ending on or prior to January 15, 2019, the Company may elect to pay as dividends additional shares of Series B Preferred Stock in kind (the “Series B PIK Shares”) in an amount up to 40% of that which would have been payable had the dividends been fully paid in cash.

Holders of the Series B Preferred Stock have no voting rights and have limited consent rights with respect to the taking of certain corporate actions by the Company. Upon the Company’s voluntary or involuntary liquidation, winding-up or dissolution, each holder of Series B Preferred Stock will be entitled to receive the Base Return Amount (as defined in the Series B Preferred Stock Agreement) plus accrued and unpaid dividends.

The shares of Series B Preferred Stock are redeemable by the Company at the election of the holders on or after December 8, 2023, and upon certain conditions, and at any time at the Company’s option. As the holders of Series B Preferred Stock have an option to redeem the Series B Preferred Stock at a future date, the proceeds from the Series B Preferred Stock have been included in temporary, or “mezzanine” equity, between total liabilities and stockholders’ equity on the Condensed Consolidated Balance sheets.  The Series B Preferred Stock, while not currently redeemable at the option of the holders, are considered probable of becoming redeemable and therefore will be subsequently remeasured each reporting period by accreting the initial value to the estimated redemption date of December 8, 2023 when the Series B Preferred Stock is redeemable in whole or in part at the election of the holders of Series B Preferred Stock. The accretion is presented as a deemed dividend and recorded in mezzanine equity on the Condensed Consolidated Balance Sheets and within preferred dividends on the Condensed Consolidated Statements of Operations.

In addition to the 10.00% per annum cumulative dividend holders of the Series B Preferred Stock are entitled to receive, upon redemption of the Series B Preferred Stock, such holders are guaranteed a base return on the initial 150,000 shares purchased in an amount equal to (1) $1,250 per share of Series B Preferred Stock times the number of outstanding shares of Series B Preferred Stock if the Company redeems the shares prior to the first anniversary of the date of issuance of such share of Series B Preferred Stock; (2) $1,350 per share of Series B Preferred Stock times the number of outstanding shares of Series B Preferred Stock if the Company redeems the shares on or after the first anniversary and prior to the second anniversary of the date of issuance of such share of Series B Preferred Stock; and (3) on or after the second anniversary of the date of issuance of such share of Series B Preferred Stock, the greater of (x) $1,500 per share of Series B Preferred Stock and (y) an amount necessary to achieve a 16% internal rate of return (“IRR”) (the “Base Return Amount”) with respect to such shares of Series B Preferred Stock. Since the Series B Preferred Stock can be redeemed by the holders on or after December 23, 2023 and management has no plans to redeem before that date, the Company has accrued a guaranteed return amount in order to achieve the 16% IRR.

In the event of a change of control, the Company shall redeem in cash all of the outstanding shares of Series B Preferred Stock, excluding Series B PIK Shares, for a price per share equal to the Base Return Amount and all Series B PIK Shares at the purchase price of $1,000 per share. The Company assessed the change of control feature and determined that the redemption of the outstanding shares of Series B Preferred Stock, excluding Series B PIK Shares, for a price per share equal to the Base Return Amount was an embedded derivative that requires bifurcation and shall be accounted for at fair value. The Company measured the derivative liability and recorded a discount of $0.6 million upon initial measurement.

The Company reflected the following in mezzanine equity for the Series B Preferred Stock as of June 30, 2018:

	Series B Preferred Shares	Series B Preferred Stock	Guaranteed Return	Total
	(In thousands, except share data)
December 31, 2017	150,626	$140,158	$710	$140,868
Return (16% IRR)	—	—	10,945	10,945
Dividends declared and paid or payable in cash	—	—	(4,503)	(4,503)
Dividends declared and paid-in-kind	3,004	3,004	(3,004)	—
Accretion of discount - deemed dividend	—	631	—	631
June 30, 2018	153,630	$143,793	$4,148	$147,941
Stockholders’ Equity

Class A Common Stock. Holders of the Company’s Class A Common Stock are entitled to one vote for each share held on all matters to be voted on by the stockholders. Holders of the Class A Common Stock and holders of the Class B Common Stock voting together as a single class, have the exclusive right to vote for the election of directors and on all other matters properly submitted to a vote of the stockholders. Additionally, the Sponsor and Tema agreed to restrictions on certain transfers of the Company’s securities, which include, subject to certain exceptions, restrictions on the transfer of (i) 33% of their common stock through the first anniversary of the closing date of the Transaction, which restrictions lapsed on April 27, 2018, and (ii) 67% of their common stock through the second anniversary of the closing date, provided that sales of common stock above $18.00 per share will be permitted between the first and second anniversaries of the closing date of the Transaction. Further, in connection with underwritten offerings by the Sponsor and Tema, and subject to certain conditions, sales of common stock at a price reasonably expected to equal or exceed $18.00 per share and in any case equal to or in excess of $16.00 per share will be permitted.

Class B Common Stock. Shares of Class B Common Stock may be issued only to Tema, their respective successors and assignees, as well as any permitted transferees of Tema. A holder of Class B Common Stock may transfer shares of Class B Common Stock to any transferee (other than the Company) only if such holder also simultaneously transfers an equal number of such holder’s Rosehill Operating common units to such transferee in compliance with the LLC Agreement. Holders of the Company’s Class B Common Stock will vote together as a single class with holders of the Company’s Class A Common Stock on all matters properly submitted to a vote of the stockholders.

 Holders of Class B Common Stock, generally have the right to cause the Company to redeem all or a portion of their stock in exchange for shares of the Company’s Class A Common Stock on a one-to-one basis or, at the Company’s option, an equivalent amount of cash. The Company may, however, at its option, affect a direct exchange of cash or Class A Common Stock for such Rosehill Operating common units in lieu of such a redemption. Upon the future redemption or exchange of Rosehill Operating common units, a corresponding number of shares of Class B Common Stock will be canceled.

In the Transaction, the Company issued to Rosehill Operating 29,807,692 shares of its Class B Common Stock and 4,000,000 warrants exercisable for shares of its Class A Common Stock in exchange for 4,000,000 warrants exercisable for Rosehill Operating common units. Rosehill Operating immediately distributed the warrants and shares of Class B Common Stock to Tema.

Class F Common Stock. Upon the completion of the Transaction in April 2017, all of the outstanding Class F Common Stock (the “Founder Shares”) were automatically converted into 3,475,665 shares of Class A Common Stock in connection with the Transaction. As used herein, unless the context otherwise requires, the “Founder Shares” are deemed to include the shares of Class A Common Stock issued upon conversion of the Founder Shares and such converted shares continue to be subject to certain transfer restrictions.

8% Series A Cumulative Perpetual Convertible Preferred Stock. Each share of Series A Preferred Stock has a liquidation preference of $1,000 per share and is convertible, at the holder’s option at any time, initially into 86.9565 shares of the Company’s Class A Common Stock (which is equivalent to an initial conversion price of approximately $11.50 per share of Class A Common Stock), subject to specified adjustments and limitations as set forth in the Certificate of Designations of Series A Preferred Stock (the “Certificate of Designations”). Under certain circumstances, the Company will increase the conversion rate upon a “fundamental change” as described in the Certificate of Designations.

The Company contributed the net proceeds of $70.8 million from its issuance of 75,000 shares of Series A Preferred Stock and 5,000,000 warrants exercisable for shares of Class A Common Stock to Rosehill Operating. In connection with the issuance of the Series A Preferred Stock, the Sponsor transferred 476,540 shares of its Class A Common Stock to the PIPE Investors to consummate the Transaction. The net proceeds from the issuance of these preferred shares and warrants was attributed to the preferred stock, warrants and Class A Common Stock contributed by the Sponsor issued to the PIPE Investors based on the relative fair value of those securities using, among other factors, the closing price of the Class A Common Stock and the closing price of the warrants on April 27, 2017.

Rosemore and the Sponsor backstopped redemptions by the public stockholders of the Company once 30% of the outstanding shares of Class A Common Stock were redeemed by purchasing 20,000 shares of Series A Preferred Stock for net proceeds of $20 million pursuant to a side letter entered into between Rosemore, the Sponsor and the Company. The Company contributed to Rosehill Operating the net proceeds from the issuance of 20,000 shares of Series A Preferred Stock to Rosemore Holdings, Inc. and the Sponsor.

Upon issuance of the Series A Preferred Stock in April 2017, the nondetachable conversion option embedded in the Series A Preferred Stock was evaluated pursuant to ASC 470-20 and the Company determined that a beneficial conversion feature existed as of the closing date of the Transaction. The beneficial conversion feature was recognized separately from the Series A Preferred Stock in the Company’s consolidated financial statements. The Company recognized in additional paid-in-capital, with an offsetting reduction in the carrying amount of the Series A Preferred Stock, the value of the beneficial conversion feature at the commitment date of $6.7 million. Since the Company’s Series A Preferred Stock is perpetual and has no stated maturity date and no restrictions on conversion, the value attributable to the nondetachable conversion option was recognized immediately as a non-cash deemed dividend on the date that the Series A Preferred Stock was issued. Future issuances of Series A Preferred Stock resulting from dividends paid-in-kind may, depending on the trading price per share of the Company’s Class A Common Stock on the dividend date, contain a beneficial conversion option determined on the same basis as described above and, thus, result in additional non-cash deemed dividends which will reduce net income attributable to Rosehill Resources, Inc. common stockholders when such paid-in-kind preferred shares are granted.

The Company also ratably recognizes additional non-cash deemed dividends attributable to the Series A Preferred Stock discount which was created by the issuance of the warrants exercisable for shares of Class A Common Stock and the contribution of the Class A Common Stock, as the Series A Preferred Stock which was sold to the PIPE Investors is converted. Also, upon Series A Preferred Stock conversions, non-cash deemed dividends will be recognized and will reduce net income attributable to Rosehill Resources Inc, common stockholders.

The table below summarizes the Series A Preferred Stock dividends reflected in the Company’s Condensed Consolidated Statements of Operations for the six months ended June 30, 2018 (in thousands):

Series A Preferred Stock paid-in-kind	$1,949
Series A Preferred Stock paid or payable in cash	1,948
Series A Preferred Stock dividends	$3,897

Warrants. Each of the Company’s warrants entitles the registered holder to purchase one share of the Company’s Class A Common Stock at a price of $11.50 per share, subject to adjustment pursuant the terms of the warrant agreement. The warrants have a five-year term which commenced on April 27, 2017, upon the completion of the Transaction, and will expire on April 27, 2022. The Company may call the warrants for redemption if the reported last sale price of the Class A Common Stock equals or exceeds $21.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date the Company sends the notice of redemption to the warrant holders.

There were 588,276 warrants issued in connection with the formation of the Company and 7,597,044 public warrants issued in connection with KLRE’s IPO. Additionally, there were 8,408,838 warrants issued to the Sponsor and EarlyBirdCapital Inc. pursuant to a private placement (the “Private Placement Warrants”) in connection with the Company’s initial public offering (including the Class A Common Stock issuable upon exercise of the Private Placement Warrants). The Private Placement Warrants will not be redeemable by the Company and will be exercisable on a cashless basis so long as they are held by the initial holders or their permitted transferees. Otherwise, the Private Placement Warrants have terms and provisions that are identical to those of the warrants described above. If the Private Placement Warrants are held by holders other than the initial holders or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the warrants described above.

In connection with the closing of the Transaction, the Company issued 5,000,000 warrants to the PIPE Investors and 4,000,000 warrants to Tema. These warrants were issued on the same terms, and are subject to the same rights and obligations, as described above.

As of June 30, 2018, there were 25,594,158 warrants exercisable for shares of Class A Common Stock outstanding at a price of $11.50. All warrants expire on April 27, 2022.

Noncontrolling Interest. Noncontrolling interest represents the membership interest held by holders other than the Company. On April 27, 2017, upon the closing of the Transaction, the Company’s noncontrolling interest percentage in Rosehill Operating, held by Tema, was approximately 83.6%. The Company has consolidated the financial position and results of operations of Rosehill Operating and reflected the proportionate interest held by Tema as a noncontrolling interest. The noncontrolling interest will change when shares of Series A Preferred stock are converted into shares of Class A Common Stock, when shares of Class A Common Stock are issued in connection with the Company’s long-term incentive compensation plan and when Tema elects to exchange the Class B Common Stock received in connection with the transaction for shares of Class A Common Stock. At June 30, 2018, Tema held an approximate 82.0% noncontrolling interest in Rosehill Operating.

10% Series B Redeemable Preferred Stock

On December 8, 2017, in connection with the White Wolf Acquisition, see Note 3 - Acquisitions and Divestitures, the Company entered into a Series B Redeemable Preferred Stock Purchase Agreement (the "Series B Preferred Stock Agreement") to issue 150,000 shares of the Company's 10.00% Series B Redeemable Preferred Stock (the "Series B Preferred Stock"), par value of $0.0001 per share, for an aggregate purchase price of $150.0 million, less transaction costs, advisory and up-front fees of approximately $10.0 million to certain private funds and accounts managed by EIG Global Energy Partners, LLC (collectively, the "Series B Preferred Stock Purchasers"). The Company has the option, subject to certain conditions, to sell from time to time up to an additional 50,000 shares of Series B Preferred Stock, in aggregate, to the Series B Preferred Stock Purchasers and their transferees for a purchase price of $1,000 per share of Series B Preferred Stock. Such option terminates on December 8, 2018.

Holders of the Series B Preferred Stock are entitled to receive, when, as and if declared by the Board of Directors of the Company (the “Board”), cumulative dividends in cash, at a rate of 10.00% per annum on the $1,000 liquidation preference per share of Series B Preferred Stock, payable quarterly in arrears on January 15, April 15, July 15 and October 15 of each year, commencing on January 15, 2018. With respect to dividends declared for any quarter ending on or prior to January 15, 2019, the Company may elect to pay as dividends additional shares of Series B Preferred Stock in kind (the “Series B PIK Shares”) in an amount up to 40% of that which would have been payable had the dividends been fully paid in cash. On December 29, 2017, the Board declared a dividend that was paid 40% in-kind with Series B Preferred Shares, and 60% in cash on January 16, 2018.

Holders of the Series B Preferred Stock have no voting rights and have limited consent rights with respect to the taking of certain corporate actions by the Company. Upon the Company’s voluntary or involuntary liquidation, winding-up or dissolution, each holder of Series B Preferred Stock will be entitled to receive the Base Return Amount (as defined in the Series B Preferred Stock Agreement) plus accrued and unpaid dividends.

The shares of Series B Preferred Stock are redeemable by the Company at the election of the holders on or after December 8, 2023, and upon certain conditions, and at any time at the Company’s option. As the Series B Preferred Stock holders have an option to redeem the Series B Preferred Stock at a future date, the proceeds from the Series B Preferred Stock have been included in temporary, or "mezzanine" equity, between total liabilities and stockholders' equity / parent net investment on the consolidated balance sheets.  The Series B Preferred Stock, while not currently redeemable at the option of the holders, are considered probable of becoming redeemable and therefore will be subsequently remeasured each reporting period by accreting the initial value to the estimated redemption date of December 8, 2023 when the Series B Preferred Stock are redeemable in whole or in part at the election of the Series B Preferred Stock holders. The accretion is presented as a deemed dividend and recorded in mezzanine equity on the consolidated balance sheets and within preferred dividends on the consolidated statements of operations.

In addition to the 10.00% per annum cumulative dividend holders of the Series B Preferred Stock are entitled to receive, upon redemption of the Series B Preferred Stock, such holders are guaranteed a base return on the initial 150,000 shares purchased in an amount equal to (1) $1,250 per share of Series B Preferred Stock times the number of outstanding shares of Series B Preferred Stock if the Company redeems the shares prior to the first anniversary of the date of issuance of such share of Series B Preferred Stock; (2) $1,350 per share of Series B Preferred Stock times the number of outstanding shares of Series B Preferred Stock if the Company redeems the shares on or after the first anniversary and prior to the second anniversary of the date of issuance of such share of Series B Preferred Stock; and (3) on or after the second anniversary of the date of issuance of such share of Series B Preferred Stock, the greater of (x) $1,500 per share of Series B Preferred Stock and (y) an amount necessary to achieve a 16% internal rate of return ("IRR" ) (the "Base Return Amount") with respect to such shares of Series B Preferred Stock. Since the Series B Preferred Stock can be redeemed by the holders on or after December 23, 2023 and management has no plans to redeem before that date, the Company has accrued a guaranteed return amount in order to achieve the 16% IRR.

In the event of a change of control, the Company shall redeem in cash all of the outstanding shares of Series B Preferred Stock, excluding Series B PIK Shares, for a price per share equal to the Base Return Amount and all Series B PIK Shares at the purchase price of $1,000 per share. The Company assessed the change of control feature and determined that the redemption of the outstanding shares of Series B Preferred Stock, excluding Series B PIK Shares, for a price per share equal to the Base Return Amount was an embedded derivative that requires bifurcation and shall be accounted for at fair value. The Company measured the derivative liability and recorded a discount of $0.6 million upon initial measurement. The accretion of the discount is presented within preferred dividends on the consolidated statement of operations.

The Company reflected the following in mezzanine equity for the Series B Preferred Stock as of December 31, 2017:

	Series B Preferred Shares	Series B Preferred Stock	Guaranteed Return	Total
	(In thousands, except shares)
Issuance of Series B Preferred Stock	150,000	$150,000	$—	$150,000
Discount - upfront fees	—	(4,000)	—	(4,000)
Discount - transaction costs	—	(6,017)	—	(6,017)
Discount - bifurcated derivative	—	(625)	—	(625)
Net Proceeds	150,000	139,358	—	139,358
Return (16% IRR)	—	—	2,273	2,273
Dividends declared and payable in cash	—	—	(937)	(937)
Dividends declared and paid-in-kind	626	626	(626)	—
Accretion of Discount - deemed dividend	—	174	—	174
Total Series B Preferred Stock	150,626	$140,158	$710	$140,868

In March 2018, the Company's Board of Directors declared an additional dividend of $24.66 per share on the Series B Preferred Stock, of which 60%, or approximately $2.2 million will be paid in cash and 40%, or approximately $1.5 million will be paid in kind through the issuance of 1,486 shares of Series B Preferred Stock. The dividends were paid on April 16, 2018.
Stockholders’ Equity / Parent Net Investment

The following description summarizes the material terms and provisions of the securities that the Company has authorized. Prior to the Transaction, KLRE was a shell company with no operations, formed as a vehicle to effect a business combination with one or more operating businesses. After the closing of the Transaction, the Company became a holding company whose sole material asset is its interest in Rosehill Operating. The following table summarizes the changes in the outstanding preferred stock, common stock and Class A common warrants exercisable for shares of Class A Common Stock through the date of the Transaction.

	Series A Preferred Stock	Class A Common Stock	Class B Common Stock	Class F Common Stock	Total Shares of Common Stock	Class A Common Stock Warrants
Issued at formation	—	588,276	—	4,312,500	4,900,776	588,276
Issued at IPO	—	7,597,044	—	—	7,597,044	7,597,044
Issued in connection with private placement	—	—	—	—	—	8,408,838
Forfeitures/Cancellation of founder shares	—	—	—	(2,266,170)	(2,266,170)	—
Conversion of founder shares	—	3,475,665	—	(2,046,330)	1,429,335	—
Redemption of Class A shares	—	(5,804,404)	—	—	(5,804,404)	—
Issued to Tema in connection with the Transaction	—	—	29,807,692	—	29,807,692	4,000,000
Preferred stock and warrants issued to PIPE Investors	75,000	—	—	—	—	5,000,000
Preferred stock issued to KLR Sponsor and Rosemore Holdings, Inc.	20,000	—	—	—	—	—
Outstanding at the Transaction date	95,000	5,856,581	29,807,692	—	35,664,273	25,594,158

Class A Common Stock. Holders of the Class A Common Stock are entitled to one vote for each share held on all matters to be voted on by the stockholders. Holders of the Class A Common Stock and holders of the Class B Common Stock voting together as a single class, have the exclusive right to vote for the election of directors and on all other matters properly submitted to a vote of the stockholders. Additionally, KLR Sponsor and Tema agreed to restrictions on certain transfers of the Company’s securities, which include, subject to certain exceptions, restrictions on the transfer of (i) 33% of their Common Stock through the first anniversary of the closing date of the Transaction and (ii) 67% of their common stock through the second anniversary of the closing date, provided that sales of common stock above $18.00 per share will be permitted between the first and second anniversaries of the closing date of the Transaction. Further, in connection with underwritten offerings by KLR Sponsor and Tema, and subject to certain conditions, sales of common stock at a price reasonably expected to equal or exceed $18.00 per share and in any case equal to or in excess of $16.00 per share will be permitted.

In connection with the Transaction, the Company distributed approximately $60.6 million of the cash proceeds from the Company’s initial public offering to redeem 5.8 million shares of Class A Common Stock, which shares were then cancelled by the Company. Cash transferred to Rosehill Operating, net of transaction expenses incurred in connection with the Transaction, was $18.7 million.

Class B Common Stock. Shares of Class B Common Stock may be issued only to Tema, their respective successors and assignees, as well as any permitted transferees of Tema. A holder of Class B Common Stock may transfer shares of Class B Common Stock to any transferee (other than the Company) only if such holder also simultaneously transfers an equal number of such holder’s Rosehill Operating Common Units to such transferee in compliance with the LLC Agreement. Holders of the Class B Common Stock will vote together as a single class with holders of the Class A Common Stock on all matters properly submitted to a vote of the stockholders.

Holders of Class B Common Stock, generally have the right to cause the Company to redeem all or a portion of their stock in exchange for shares of the Company's Class A Common Stock on a one-to-one basis or, at the Company's option, an equivalent amount of cash. The Company may, however, at its option, affect a direct exchange of cash or Class A Common Stock for such Rosehill Operating Common Units in lieu of such a redemption. Upon the future redemption or exchange of Rosehill Operating Common Units, a corresponding number of shares of Class B Common Stock will be canceled.

In the Transaction, the Company issued to Rosehill Operating 29,807,692 shares of its Class B Common Stock and 4,000,000 warrants exercisable for shares of its Class A Common Stock in exchange for 4,000,000 warrants exercisable for Rosehill Operating Common Units. Rosehill Operating immediately distributed the warrants and shares of Class B Common Stock to Tema.

Class F Common Stock. In November 2015, pursuant to the Securities Subscription Agreement, dated as of November 20, 2015, KLR Sponsor purchased 4,312,500 shares of Class F Common Stock (the “Founder Shares”) for $25,000. The Founder Shares were identical to the Class A Common Stock included in the units sold in its initial public offering (“IPO”) except that the Founder Shares were subject to certain transfer restrictions. In December 2015, February 2016 and March 2016, KLR Sponsor and the Company’s officers returned an aggregate of 575,000; 862,500; and 828,670 Founder Shares, respectively, at no cost. All of the Founder Shares returned were canceled by the Company.

The 2,046,330 remaining Founder Shares represented 20.0% of the outstanding shares upon the completion of the IPO. On April 28, 2017, all of the outstanding Founder Shares were automatically converted into 3,475,665 shares of Class A Common Stock in connection with the Transaction. As used herein, unless the context otherwise requires, the “Founder Shares” are deemed to include the shares of Class A Common Stock issued upon conversion of the Founder Shares and such converted shares continue to be subject to certain transfer restrictions.

8% Series A Cumulative Perpetual Convertible Preferred Stock. Each share of Series A Preferred Stock has a liquidation preference of $1,000 per share and is convertible, at the holder’s option at any time, initially into 86.9565 shares of the Company’s Class A Common Stock (which is equivalent to an initial conversion price of approximately $11.50 per share of Class A Common Stock), subject to specified adjustments and limitations as set forth in the Certificate of Designations of Series A Preferred Stock (the “Certificate of Designations”). Under certain circumstances, the Company will increase the conversion rate upon a “fundamental change” as described in the Certificate of Designations. Based on the initial conversion rate, 8,495,476 shares of the Company’s Class A Common Stock would be issuable upon conversion of all of the Series A Preferred Stock outstanding at December 31, 2017.

The Company contributed the net proceeds of $70.8 million ($75 million gross proceeds, net of $4.2 million in issuance costs) from its issuance of 75,000 shares of Series A Preferred Stock and 5,000,000 warrants exercisable for shares of Class A Common Stock to Rosehill Operating. In connection with the issuance of the Series A Preferred Stock, KLR Sponsor transferred 476,540 of its Class A common shares to the PIPE Investors to consummate the Transaction. The net proceeds from the issuance of these preferred shares and warrants was attributed to the preferred stock, warrants and Class A shares contributed by KLR Sponsor issued to the PIPE Investors based on the relative fair value of those securities using, among other factors, the closing price of the Class A Common Stock and the closing price of the warrants on April 27, 2017.

The nondetachable conversion option embedded in the Series A Preferred Stock was evaluated pursuant to ASC 470-20 to determine whether a beneficial conversion feature existed as of the closing date of the Transaction which would be recognized separately from the Series A Preferred Stock in the Company’s consolidated financial statements. The conversion option is considered beneficial if, at the commitment closing date, the effective conversion price (represented by the proceeds received less the allocated value of the warrants exercisable for shares of Class A Common Stock and Class A Common Stock) for the Series A Preferred Stock is less than the fair value of the Class A Common Stock into which it is convertible at the commitment closing date. As a result of this evaluation, the Company separately recognized in additional paid-in-capital, with an offsetting reduction in the carrying amount of the Series A Preferred Stock, the value of the beneficial conversion feature at the commitment date of $6.7 million. Since the Company’s Series A Preferred Stock is perpetual and has no stated maturity date and no restrictions on conversion, the value attributable to the nondetachable conversion option was recognized immediately as a non-cash deemed dividend on the date that the Series A Preferred Stock was issued. Future issuances of Series A Preferred Stock resulting from dividends paid-in-kind may, depending on the trading price per share of the Company's Class A Common Stock on the dividend date, contain a beneficial conversion option determined on the same basis as described above and, thus, result in additional non-cash deemed dividends which will reduce net income attributable to Rosehill Resources, Inc. common stockholders when such paid-in-kind preferred shares are granted.

The Company also ratably recognizes additional non-cash deemed dividends attributable to the Series A Preferred Stock discount which was created by the issuance of the warrants exercisable for shares of Class A Common Stock and the contribution of the Class A Common Stock, as the Series A Preferred Stock which was sold to the PIPE Investors is converted. During the fourth quarter of 2017 PIPE Investors converted 2,832 shares of Series A Preferred Stock to 246,264 shares of Class A Common Stock based at the conversion rate discussed above. In connection with this conversion, the Company recognized additional deemed dividends of $0.7 million. These and future non-cash deemed dividends will, upon Series A Preferred Stock conversions, reduce net income attributable to Rosehill Resources Inc, common stockholders.

The table below summarizes the preferred stock dividends reflected in the Company's consolidated statements of operations for the year ended December 31, 2017 (in thousands):

Series A Preferred Stock paid-in-kind	$5,530
Series A Preferred Stock paid in cash	38
Series A Preferred Stock dividends	5,568
Deemed dividend related to beneficial conversion feature	6,700
Deemed dividend related to conversion to Class A Common Stock	668
Series A Preferred Stock dividends and deemed dividends	$12,936

Rosemore and KLR Sponsor backstopped redemptions by the public stockholders of the Company once 30% of the outstanding shares of Class A Common Stock were redeemed by purchasing 20,000 shares of Series A Preferred Stock for net proceeds of $20 million pursuant to a side letter entered into between Rosemore, KLR Sponsor and the Company.

The Company contributed to Rosehill Operating the net proceeds from the issuance of 20,000 shares of Series A Preferred Stock to Rosemore Holdings, Inc. and KLR Sponsor.

The Company’s Board of Directors declared dividends on the Series A Preferred Stock on June 29, 2017, September 29, 2017, and December 29, 2017 totaling $5.6 million, which dividends were primarily paid in-kind through the issuance of 1,372, 1,926, and 2,232 shares of Series A Preferred Stock on July 15, 2017, October 16, 2017, and January 16, 2018 respectively.

In March 2018, the Company's Board of Directors declared an additional dividend of $19.73 per share on the Series A Preferred Stock, of which 50%, or approximately $1.0 million will be paid in cash and 50%, or approximately $1.0 million will be paid in kind through the issuance of 964 shares of Series A Preferred Stock. The dividends were paid on April 16, 2018

Warrants. Each of the Company’s warrants entitles the registered holder to purchase one share of the Company’s Class A Common Stock at a price of $11.50 per share, subject to adjustment pursuant the terms of the warrant agreement. The warrants have a five-year term which commenced on April 27, 2017, upon the completion of the Transaction and will expire on April 27, 2022. The Company may call the warrants for redemption if the reported last sale price of the Class A Common Stock equals or exceeds $21.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date the Company sends the notice of redemption to the warrant holders.

There were 588,276 warrants issued in connection with the formation of the Company and 7,597,044 public warrants issued in connection with KLRE’s IPO. Additionally, there were 8,408,838 warrants issued to KLR Sponsor and EarlyBirdCapital Inc. pursuant to a private placement (the “Private Placement Warrants”) in connection with the Company’s initial public offering (including the Class A Common Stock issuable upon exercise of the Private Placement Warrants). The Private Placement Warrants will not be redeemable by the Company and will be exercisable on a cashless basis so long as they are held by the initial holders or their permitted transferees. Otherwise, the Private Placement Warrants have terms and provisions that are identical to those of the warrants described above. If the Private Placement Warrants are held by holders other than the initial holders or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the warrants described above.

In connection with the closing of the Transaction, the Company issued 5,000,000 warrants to the PIPE Investors and 4,000,000 warrants to Tema. These warrants were issued on the same terms, and are subject to the same rights and obligations, as described above.

As of December 31, 2017, there were 25,594,158 warrants exercisable for shares of Class A Common Stock outstanding at a price of $11.50. All warrants will expire on April 27, 2022.

Noncontrolling Interest. Noncontrolling interest represents the membership interest held by holders other than the Company. On April 27, 2017, upon the closing of the Transaction, the Company’s noncontrolling interest percentage in Rosehill Operating, held by Tema, was approximately 84%. Pursuant to the operating agreement the common members will absorb transaction costs incurred in connection with the equity transactions impacting Rosehill Operating. The Company has consolidated the financial position and results of operations of Rosehill Operating and reflected the proportionate interest held by Tema as a noncontrolling interest. Of the proceeds received in connection with the Transaction, $40.5 million was distributed to the noncontrolling interest. The final working capital adjustment of $2.4 million due to the Company from Tema was reflected as a reduction to the initial distribution to the noncontrolling interest. The non-controlling interest will change when shares of Series A Preferred stock are converted into shares of Class A Common Stock, when shares of Class A Common Stock is issued in connection with the Company's long-term incentive compensation plan and when Tema elects to exchange the Class B Common Stock received in connection with the transaction for shares of our Class A Common Stock. At December 31, 2017 Tema held an approximate 83% noncontrolling interest in Rosehill Operating. During the quarter ended December 31, 2017, the Company recorded an adjustment for the impact of transactions affecting noncontrolling interest of $9.6 million primarily to reflect the change in Tema's ownership interest and transaction costs related to the issuance of preferred units issued by Rosehill Operating. Approximately $3.5 million of that amount relates to an immaterial out of period effect of transaction costs related to the issuance of Series A preferred units in conjunction with the Transaction during the quarter ended June 30, 2017.